Reconciliation of Basic And Diluted Shares Used In Computing Earnings Per Equity Share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share

The following is a reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share:

	Year ended March 31,
	2018	2017	2016
Basic earnings per equity share - weighted average number of equity shares outstanding (1)(2)	2,255,332,322	2,285,639,447	2,285,616,160
Effect of dilutive common equivalent shares - share options outstanding	2,241,548	757,298	102,734
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	2,257,573,870	2,286,396,745	2,285,718,894

(1)	excludes treasury shares
(2)	adjusted for bonus shares, wherever applicable Refer to note 2.13